Consolidated Statements of Profit or Loss - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Operating revenue	₩ 25,205,659	₩ 24,440,647	₩ 24,899,189
Revenue	24,898,005	24,099,394	24,639,758
Other income	307,654	341,253	259,431
Operating expenses	23,506,262	23,418,314	23,872,219
Operating profit	1,699,397	1,022,333	1,026,970
Finance income	726,283	498,614	424,395
Finance costs	(563,330)	(507,383)	(432,133)
Share of net profits of associates and joint ventures	116,061	18,041	(3,304)
Profit before income tax	1,978,411	1,031,605	1,015,928
Income tax expense	519,016	285,349	320,060
Profit for the year	1,459,395	746,256	695,868
Profit for the year attributable to:
Profit (loss) for the year attributable to Owners of the Controlling Company	1,356,878	700,889	645,703
Profit (loss) for the year attributable to Non-controlling interest	₩ 102,517	₩ 45,367	₩ 50,165
Earnings per share attributable to the equity holders of the Controlling Company during the year (in Korean won):
Basic earnings per share	₩ 5,759	₩ 2,858	₩ 2,634
Diluted earnings per share	₩ 5,747	₩ 2,858	₩ 2,632